Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and dividend income	SFr 13,919	SFr 20,184	SFr 19,613
Interest expense	(7,971)	(13,167)	(12,604)
Net interest income	5,948	7,017	7,009
Commissions and fees	11,853	11,158	11,890
Trading revenues	3,295	1,739	624
Other revenues	1,293	2,570	1,397
Net revenues	22,389	22,484	20,920
Provision for credit losses	1,096	324	245
Compensation and benefits	9,890	10,036	9,620
General and administrative expenses	6,523	6,128	5,798
Commission expenses	1,256	1,276	1,259
Restructuring expenses	157		626
Total other operating expenses	7,936	7,404	7,683
Total operating expenses	17,826	17,440	17,303
Income/(loss) before taxes	3,467	4,720	3,372
Income tax expense/(benefit)	801	1,295	1,361
Net income/(loss)	2,666	3,425	2,011
Net income/(loss) attributable to noncontrolling interests	(3)	6	(13)
Net income/(loss) attributable to shareholders	SFr 2,669	SFr 3,419	SFr 2,024
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 1.09	SFr 1.35	SFr 0.79
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 1.06	SFr 1.32	SFr 0.77
Bank
Interest and dividend income	SFr 13,878	SFr 20,180	SFr 19,623
Interest expense	(7,918)	(13,131)	(12,498)
Net interest income	5,960	7,049	7,125
Commissions and fees	11,850	11,071	11,742
Trading revenues	3,178	1,773	456
Other revenues	1,515	2,793	1,497
Net revenues	22,503	22,686	20,820
Provision for credit losses	1,092	324	245
Compensation and benefits	8,860	9,105	8,864
General and administrative expenses	7,962	7,588	7,068
Commission expenses	1,256	1,276	1,259
Restructuring expenses	122		528
Total other operating expenses	9,340	8,864	8,855
Total operating expenses	18,200	17,969	17,719
Income/(loss) before taxes	3,211	4,393	2,856
Income tax expense/(benefit)	697	1,298	1,134
Net income/(loss)	2,514	3,095	1,722
Net income/(loss) attributable to noncontrolling interests	3	14	(7)
Net income/(loss) attributable to shareholders	SFr 2,511	SFr 3,081	SFr 1,729